UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	03-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

Capital Preservation Fund

Investor Class (CPFXX)	March 31, 2025

This annual shareholder report contains important information about Capital Preservation Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

Fund Statistics
Net Assets	$2,330,771,401
Management Fees (dollars paid during the reporting period)	$10,843,515
Total Number of Portfolio Holdings	24
7-Day Current Yield - Investor Class	3.88%
7-Day Effective Yield - Investor Class	3.95%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	102.1%
Other Assets and Liabilities	(2.1)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081803

ANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

Investor Class (BGNMX)	March 31, 2025

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund Investor Class returned 4.65% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.65%	-0.99%	0.62%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$372,081,039
Management Fees (dollars paid during the reporting period)	$2,036,385
Portfolio Turnover Rate	202%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081605

ANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

I Class (AGMHX)	March 31, 2025

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund I Class returned 4.87% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.87%	-0.89%	0.72%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.03%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$372,081,039
Management Fees (dollars paid during the reporting period)	$2,036,385
Portfolio Turnover Rate	202%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081654

ANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

A Class (BGNAX)	March 31, 2025

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$82	0.80%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund A Class returned 4.39% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.39%	-1.25%	0.37%
A Class - with sales charge	-0.31%	-2.16%	-0.09%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$372,081,039
Management Fees (dollars paid during the reporting period)	$2,036,385
Portfolio Turnover Rate	202%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081837

ANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

C Class (BGNCX)	March 31, 2025

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.55%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund C Class returned 3.61% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.61%	-1.99%	-0.38%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$372,081,039
Management Fees (dollars paid during the reporting period)	$2,036,385
Portfolio Turnover Rate	202%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081761

ANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

R Class (AGMWX)	March 31, 2025

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund R Class returned 4.25% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.25%	-1.48%	0.12%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$372,081,039
Management Fees (dollars paid during the reporting period)	$2,036,385
Portfolio Turnover Rate	202%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081779

ANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

R5 Class (AGMNX)	March 31, 2025

This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund R5 Class returned 4.86% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.86%	-0.79%	0.82%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$372,081,039
Management Fees (dollars paid during the reporting period)	$2,036,385
Portfolio Turnover Rate	202%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081787

ANNUAL SHAREHOLDER REPORT

Government Bond Fund

Investor Class (CPTNX)	March 31, 2025

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

What were the key factors that affected the fund’s performance?
Government Bond Fund Investor Class returned 4.38% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.38%	-1.43%	0.72%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$608,879,315
Management Fees (dollars paid during the reporting period)	$2,252,013
Portfolio Turnover Rate	155%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081308

ANNUAL SHAREHOLDER REPORT

Government Bond Fund

I Class (ABHTX)	March 31, 2025

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.37%

What were the key factors that affected the fund’s performance?
Government Bond Fund I Class returned 4.48% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.48%	-1.32%	0.88%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.07%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$608,879,315
Management Fees (dollars paid during the reporting period)	$2,252,013
Portfolio Turnover Rate	155%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081647

ANNUAL SHAREHOLDER REPORT

Government Bond Fund

A Class (ABTAX)	March 31, 2025

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	0.72%

What were the key factors that affected the fund’s performance?
Government Bond Fund A Class returned 4.01% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.01%	-1.66%	0.48%
A Class - with sales charge	-0.68%	-2.56%	0.02%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$608,879,315
Management Fees (dollars paid during the reporting period)	$2,252,013
Portfolio Turnover Rate	155%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081860

ANNUAL SHAREHOLDER REPORT

Government Bond Fund

C Class (ABTCX)	March 31, 2025

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$149	1.47%

What were the key factors that affected the fund’s performance?
Government Bond Fund C Class returned 3.34% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.34%	-2.39%	-0.27%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$608,879,315
Management Fees (dollars paid during the reporting period)	$2,252,013
Portfolio Turnover Rate	155%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081746

ANNUAL SHAREHOLDER REPORT

Government Bond Fund

R Class (ABTRX)	March 31, 2025

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$99	0.97%

What were the key factors that affected the fund’s performance?
Government Bond Fund R Class returned 3.86% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.86%	-1.91%	0.23%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$608,879,315
Management Fees (dollars paid during the reporting period)	$2,252,013
Portfolio Turnover Rate	155%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081738

ANNUAL SHAREHOLDER REPORT

Government Bond Fund

R5 Class (ABTIX)	March 31, 2025

This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$28	0.27%

What were the key factors that affected the fund’s performance?
Government Bond Fund R5 Class returned 4.58% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.58%	-1.22%	0.94%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$608,879,315
Management Fees (dollars paid during the reporting period)	$2,252,013
Portfolio Turnover Rate	155%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081753

ANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

Investor Class (ACITX)	March 31, 2025

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.54%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund Investor Class returned 6.02% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.02%	2.31%	2.11%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,348,414,186
Management Fees (dollars paid during the reporting period)	$5,577,229
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081704

ANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

I Class (AIAHX)	March 31, 2025

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.44%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund I Class returned 6.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.23%	2.44%	2.43%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.77%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,348,414,186
Management Fees (dollars paid during the reporting period)	$5,577,229
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081639

ANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

Y Class (AIAYX)	March 31, 2025

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$35	0.34%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund Y Class returned 6.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.23%	2.52%	2.53%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.77%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,348,414,186
Management Fees (dollars paid during the reporting period)	$5,577,229
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081621

ANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

A Class (AIAVX)	March 31, 2025

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$81	0.79%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund A Class returned 5.77% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.77%	2.06%	1.85%
A Class - with sales charge	1.01%	1.12%	1.38%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,348,414,186
Management Fees (dollars paid during the reporting period)	$5,577,229
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081829

ANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

C Class (AINOX)	March 31, 2025

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.54%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund C Class returned 4.95% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.95%	1.30%	1.09%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,348,414,186
Management Fees (dollars paid during the reporting period)	$5,577,229
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081720

ANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

R Class (AIARX)	March 31, 2025

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.04%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R Class returned 5.57% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.57%	1.81%	1.60%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,348,414,186
Management Fees (dollars paid during the reporting period)	$5,577,229
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081712

ANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

R5 Class (AIANX)	March 31, 2025

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$35	0.34%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R5 Class returned 6.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	6.23%	2.52%	2.31%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,348,414,186
Management Fees (dollars paid during the reporting period)	$5,577,229
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081795

ANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

R6 Class (AIADX)	March 31, 2025

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$30	0.29%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R6 Class returned 6.29% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	6.29%	2.57%	2.65%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.35%	—
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.87%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,348,414,186
Management Fees (dollars paid during the reporting period)	$5,577,229
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081597

ANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

G Class (AINGX)	March 31, 2025

This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$8	0.08%

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund G Class returned 6.51% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	6.51%	2.79%	2.87%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.35%	—
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.87%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,348,414,186
Management Fees (dollars paid during the reporting period)	$5,577,229
Portfolio Turnover Rate	49%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081613

ANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

Investor Class (TWUSX)	March 31, 2025

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	0.54%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund Investor Class returned 4.99% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.99%	1.05%	1.20%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$209,872,168
Management Fees (dollars paid during the reporting period)	$991,620
Portfolio Turnover Rate	298%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081506

ANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

I Class (ASGHX)	March 31, 2025

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.44%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund I Class returned 5.10% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.10%	1.15%	1.57%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.73%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$209,872,168
Management Fees (dollars paid during the reporting period)	$991,620
Portfolio Turnover Rate	298%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081662

ANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

A Class (TWAVX)	March 31, 2025

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$81	0.79%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund A Class returned 4.73% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.73%	0.80%	0.96%
A Class - with sales charge	2.38%	0.34%	0.73%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$209,872,168
Management Fees (dollars paid during the reporting period)	$991,620
Portfolio Turnover Rate	298%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081845

ANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

C Class (TWACX)	March 31, 2025

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$157	1.54%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund C Class returned 3.97% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.97%	0.05%	0.20%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$209,872,168
Management Fees (dollars paid during the reporting period)	$991,620
Portfolio Turnover Rate	298%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081696

ANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

R Class (TWARX)	March 31, 2025

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$106	1.04%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund R Class returned 4.47% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.47%	0.55%	0.70%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$209,872,168
Management Fees (dollars paid during the reporting period)	$991,620
Portfolio Turnover Rate	298%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081688

ANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

R5 Class (TWUOX)	March 31, 2025

This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$35	0.34%

What were the key factors that affected the fund’s performance?
Short-Term Government Fund R5 Class returned 5.20% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.20%	1.27%	1.41%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$209,872,168
Management Fees (dollars paid during the reporting period)	$991,620
Portfolio Turnover Rate	298%
Total Number of Portfolio Holdings	93

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25081670

(b) Not applicable.
ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$94,175
FY 2025:	$94,180

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$343,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

March 31, 2025

Capital Preservation Fund
Investor Class (CPFXX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount	Value
U.S. TREASURY SECURITIES(1) — 102.1%
U.S. Treasury Bills, 4.37%, 4/1/25	$98,639,000	$98,639,000
U.S. Treasury Bills, 4.31%, 4/8/25	125,000,000	124,896,653
U.S. Treasury Bills, 4.30%, 4/15/25	200,000,000	199,670,373
U.S. Treasury Bills, 4.33%, 4/17/25	20,000,000	19,962,044
U.S. Treasury Bills, 4.29%, 4/22/25	75,000,000	74,814,719
U.S. Treasury Bills, 4.30%, 4/24/25	80,000,000	79,783,353
U.S. Treasury Bills, 4.29%, 4/29/25	100,000,000	99,670,902
U.S. Treasury Bills, 4.32%, 5/1/25	75,000,000	74,733,438
U.S. Treasury Bills, 4.28%, 5/6/25	25,000,000	24,897,431
U.S. Treasury Bills, 4.28%, 5/13/25	65,000,000	64,679,983
U.S. Treasury Bills, 4.28%, 5/15/25	150,000,000	149,225,310
U.S. Treasury Bills, 4.28%, 5/22/25	100,000,000	99,401,458
U.S. Treasury Bills, 4.32%, 5/27/25	75,000,000	74,504,750
U.S. Treasury Bills, 4.28%, 6/10/25	100,000,000	99,179,250
U.S. Treasury Bills, 4.16%, 9/18/25	25,000,000	24,515,146
U.S. Treasury Notes, 4.63%, 6/30/25	20,000,000	20,013,527
U.S. Treasury Notes, 0.25%, 7/31/25	20,000,000	19,731,890
U.S. Treasury Notes, 0.38%, 11/30/25	15,000,000	14,624,928
U.S. Treasury Notes, VRN, 4.40%, (3-month USBMMY plus 0.17%), 4/30/25	247,712,000	247,733,705
U.S. Treasury Notes, VRN, 4.36%, (3-month USBMMY plus 0.13%), 7/31/25	302,030,000	302,092,286
U.S. Treasury Notes, VRN, 4.40%, (3-month USBMMY plus 0.17%), 10/31/25	247,250,000	247,321,840
U.S. Treasury Notes, VRN, 4.48%, (3-month USBMMY plus 0.25%), 1/31/26	150,410,000	150,530,918
U.S. Treasury Notes, VRN, 4.38%, (3-month USBMMY plus 0.15%), 4/30/26	40,000,000	39,993,609
U.S. Treasury Notes, VRN, 4.42%, (3-month USBMMY plus 0.18%), 7/31/26	30,000,000	29,968,753
TOTAL INVESTMENT SECURITIES — 102.1%		2,380,585,266
OTHER ASSETS AND LIABILITIES — (2.1)%		(49,813,865)
TOTAL NET ASSETS — 100.0%		$2,330,771,401

NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

See Notes to Financial Statements.
2

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,380,585,266
Cash	1,687
Receivable for investments sold	40,004,665
Receivable for capital shares sold	3,403,008
Interest receivable	7,754,839
2,431,749,465

Liabilities
Payable for investments purchased	99,422,694
Payable for capital shares redeemed	580,234
Accrued management fees	921,466
Dividends payable	53,670
100,978,064

Net Assets	$2,330,771,401

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,330,778,765

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,330,817,632
Distributable earnings (loss)	(46,231)
$2,330,771,401

See Notes to Financial Statements.
3

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$114,730,567

Expenses:
Management fees	10,843,515
Trustees' fees and expenses	138,780
10,982,295

Net investment income (loss)	103,748,272

Net realized gain (loss) on investment transactions	15,757

Net Increase (Decrease) in Net Assets Resulting from Operations	$103,764,029

See Notes to Financial Statements.
4

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$103,748,272	$111,587,680
Net realized gain (loss)	15,757	(178,199)
Net increase (decrease) in net assets resulting from operations	103,764,029	111,409,481

Distributions to Shareholders
From earnings	(103,748,272)	(111,587,680)

Capital Share Transactions
Proceeds from shares sold	742,610,516	849,510,746
Proceeds from reinvestment of distributions	102,775,655	110,030,876
Payments for shares redeemed	(849,547,123)	(921,627,611)
Net increase (decrease) in net assets from capital share transactions	(4,160,952)	37,914,011

Net increase (decrease) in net assets	(4,145,195)	37,735,812

Net Assets
Beginning of period	2,334,916,596	2,297,180,784
End of period	$2,330,771,401	$2,334,916,596

Transactions in Shares of the Fund
Sold	742,610,516	849,510,746
Issued in reinvestment of distributions	102,775,655	110,030,876
Redeemed	(849,547,123)	(921,627,611)
Net increase (decrease) in shares of the fund	(4,160,952)	37,914,011

See Notes to Financial Statements.
5

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. The fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
6

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended March 31, 2025 was 0.47%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$103,748,272	$111,587,680
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2025, the fund had undistributed ordinary income for federal income tax purposes of $116,216.

As of March 31, 2025, the fund had accumulated short-term capital losses of $(145,023) and accumulated long-term capital losses of $(17,424), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

7

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.56%	0.47%	0.47%	4.47%	4.47%	$2,330,771
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.92%	0.48%	0.48%	4.81%	4.81%	$2,334,917
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.15%	0.48%	0.48%	2.15%	2.15%	$2,297,181
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.08%	0.48%	0.01%	(0.39)%	$2,195,618
2021	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.21%	0.48%	0.01%	(0.26)%	$2,286,880

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Capital Preservation Fund and the Board of Trustees of American Century Government Income Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Capital Preservation Fund (the “Fund”), one of the funds constituting the American Century Government Income Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
9

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92274 2505

Annual Financial Statements and Other Information

March 31, 2025

Ginnie Mae Fund
Investor Class (BGNMX)
I Class (AGMHX)
A Class (BGNAX)
C Class (BGNCX)
R Class (AGMWX)
R5 Class (AGMNX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 99.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	$999,916	$1,013,588
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	764,049	766,415
GNMA, VRN, 4.875%, (1-year H15T1Y plus 1.50%), 4/20/38	1,343,608	1,363,248
GNMA, VRN, 4.50%, (1-year H15T1Y plus 1.50%), 3/20/48 to 8/20/49	1,560,310	1,572,453
		4,715,704
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 98.0%
GNMA, 2.50%, TBA	17,760,000	15,147,863
GNMA, 5.00%, TBA	18,815,000	18,508,283
GNMA, 5.50%, TBA	28,578,000	28,608,825
GNMA, 6.00%, TBA	11,070,000	11,236,574
GNMA, 7.00%, 12/20/25 to 12/20/29	93,714	96,938
GNMA, 6.50%, 1/20/26 to 9/20/54	10,587,561	10,866,509
GNMA, 6.00%, 2/20/26 to 2/20/54	11,915,767	12,311,377
GNMA, 8.00%, 6/15/26 to 7/20/30	20,264	20,436
GNMA, 8.50%, 12/15/29 to 12/15/30	23,118	24,455
GNMA, 7.50%, 2/20/31	23,969	24,879
GNMA, 4.50%, 7/15/33 to 9/20/52	19,287,547	18,664,810
GNMA, 5.50%, 6/20/36 to 2/20/53	8,184,894	8,264,873
GNMA, 4.00%, 12/20/39 to 4/20/52	33,778,284	31,889,108
GNMA, 5.00%, 6/20/40 to 3/20/53	21,287,812	20,989,328
GNMA, 3.50%, 12/20/41 to 3/20/52	28,878,022	26,633,131
GNMA, 3.00%, 4/20/44 to 11/20/51	54,797,701	48,620,118
GNMA, 2.50%, 7/20/46 to 11/20/52	62,009,190	52,980,510
GNMA, 2.00%, 10/20/50 to 11/20/51	62,256,582	50,979,391
GNMA, 3.50%, 2/20/52(1)	9,656,632	8,869,089
		364,736,497
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $389,905,469)		369,452,201
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
GNMA, Series 2003-110, Class F, VRN, 4.83%, (1-month SOFR plus 0.51%), 10/20/33	360,580	360,492
GNMA, Series 2003-66, Class HF, VRN, 4.88%, (1-month SOFR plus 0.56%), 8/20/33	202,678	202,570
GNMA, Series 2004-76, Class F, VRN, 4.83%, (1-month SOFR plus 0.51%), 9/20/34	355,226	354,872
GNMA, Series 2005-13, Class FA, VRN, 4.63%, (1-month SOFR plus 0.31%), 2/20/35	771,787	767,098
GNMA, Series 2007-5, Class FA, VRN, 4.57%, (1-month SOFR plus 0.25%), 2/20/37	841,213	840,947
GNMA, Series 2007-58, Class FC, VRN, 4.93%, (1-month SOFR plus 0.61%), 10/20/37	518,666	518,304
GNMA, Series 2008-2, Class LF, VRN, 4.89%, (1-month SOFR plus 0.57%), 1/20/38	653,602	651,741
GNMA, Series 2008-27, Class FB, VRN, 4.98%, (1-month SOFR plus 0.66%), 3/20/38	1,180,116	1,180,593
GNMA, Series 2008-61, Class KF, VRN, 5.10%, (1-month SOFR plus 0.78%), 7/20/38	609,680	608,892
GNMA, Series 2008-88, Class UF, VRN, 5.43%, (1-month SOFR plus 1.11%), 10/20/38	534,714	534,786
GNMA, Series 2009-92, Class FJ, VRN, 5.11%, (1-month SOFR plus 0.79%), 10/16/39	314,118	314,666
GNMA, Series 2021-175, Class LI, SEQ, IO, 3.00%, 4/20/51	26,307,782	3,600,233
GNMA, Series 2023-55, Class KI, IO, 3.50%, 11/20/50	26,712,968	4,998,830
GNMA, Series 2024-44, Class D, SEQ, 4.50%, 6/20/51	7,736,626	7,663,117
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,669,240)		22,597,141
SHORT-TERM INVESTMENTS — 13.9%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	89,805	89,805
2

	Principal Amount/Shares	Value
Repurchase Agreements — 13.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $5,401,988), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $5,298,178)		$5,297,542
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $47,343,406), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $46,420,634)		46,415,000
		51,712,542
TOTAL SHORT-TERM INVESTMENTS (Cost $51,802,347)		51,802,347
TOTAL INVESTMENT SECURITIES — 119.3% (Cost $463,377,056)		443,851,689
OTHER ASSETS AND LIABILITIES — (19.3)%		(71,770,650)
TOTAL NET ASSETS — 100.0%		$372,081,039

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	18	June 2025	$2,001,938	$11,777
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	33	June 2025	$3,569,156	$(21,463)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $511,574.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $411,664,514)	$392,139,147
Repurchase agreements, at value (cost of $51,712,542)	51,712,542
Total investment securities, at value (cost of $463,377,056)	443,851,689
Cash	770,000
Receivable for investments sold	43,643,605
Receivable for capital shares sold	123,421
Receivable for variation margin on futures contracts	1,312
Interest receivable	1,314,436
489,704,463

Liabilities
Payable for investments purchased	117,074,958
Payable for capital shares redeemed	302,187
Accrued management fees	166,367
Distribution and service fees payable	5,492
Dividends payable	74,420
117,623,424

Net Assets	$372,081,039

Net Assets Consist of:
Capital paid in	$514,016,009
Distributable earnings (loss)	(141,934,970)
$372,081,039

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$319,130,271	35,725,263	$8.93
I Class	$23,676,615	2,649,597	$8.94
A Class	$6,287,173	703,856	$8.93
C Class	$235,964	26,415	$8.93
R Class	$9,243,343	1,035,209	$8.93
R5 Class	$13,507,673	1,511,773	$8.93
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.35 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
4

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$15,302,199

Expenses:
Management fees	2,036,385
Distribution and service fees:
A Class	18,941
C Class	2,885
R Class	48,019
Trustees' fees and expenses	23,847
Other expenses	9,279
2,139,356

Net investment income (loss)	13,162,843

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(14,696,913)
Futures contract transactions	480,733
(14,216,180)

Change in net unrealized appreciation (depreciation) on:
Investments	18,849,233
Futures contracts	30,820
18,880,053

Net realized and unrealized gain (loss)	4,663,873

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,826,716

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$13,162,843	$13,950,979
Net realized gain (loss)	(14,216,180)	(10,938,095)
Change in net unrealized appreciation (depreciation)	18,880,053	(1,420,308)
Net increase (decrease) in net assets resulting from operations	17,826,716	1,592,576

Distributions to Shareholders
From earnings:
Investor Class	(12,534,464)	(12,187,608)
I Class	(942,768)	(846,939)
A Class	(266,159)	(278,316)
C Class	(7,925)	(10,835)
R Class	(313,772)	(284,429)
R5 Class	(542,265)	(1,101,300)
Decrease in net assets from distributions	(14,607,353)	(14,709,427)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(35,689,269)	(67,197,142)

Net increase (decrease) in net assets	(32,469,906)	(80,313,993)

Net Assets
Beginning of period	404,550,945	484,864,938
End of period	$372,081,039	$404,550,945

See Notes to Financial Statements.
6

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

7

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

8

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, including TBA transactions and excluding short-term investments, for the period ended March 31, 2025 were $826,215,430 and $866,249,702, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,142,079	$19,010,347	1,783,129	$15,763,114
Issued in reinvestment of distributions	1,302,230	11,554,504	1,272,415	11,225,754
Redeemed	(6,999,406)	(62,080,497)	(7,908,225)	(69,710,419)
	(3,555,097)	(31,515,646)	(4,852,681)	(42,721,551)
I Class
Sold	563,496	5,005,962	576,305	5,107,861
Issued in reinvestment of distributions	106,138	942,518	95,975	846,894
Redeemed	(645,131)	(5,721,432)	(1,045,521)	(9,215,468)
	24,503	227,048	(373,241)	(3,260,713)
A Class
Sold	103,778	922,247	142,229	1,261,488
Issued in reinvestment of distributions	27,623	244,990	29,422	259,617
Redeemed	(379,433)	(3,367,722)	(323,383)	(2,863,363)
	(248,032)	(2,200,485)	(151,732)	(1,342,258)
C Class
Issued in reinvestment of distributions	845	7,495	1,222	10,781
Redeemed	(20,791)	(186,014)	(13,703)	(120,765)
	(19,946)	(178,519)	(12,481)	(109,984)
R Class
Sold	148,613	1,321,339	352,426	3,051,544
Issued in reinvestment of distributions	35,367	313,724	32,255	284,340
Redeemed	(289,008)	(2,576,721)	(399,642)	(3,499,300)
	(105,028)	(941,658)	(14,961)	(163,416)
R5 Class
Sold	323,435	2,863,818	467,167	4,120,069
Issued in reinvestment of distributions	61,107	542,220	124,838	1,101,162
Redeemed	(505,911)	(4,486,047)	(2,804,004)	(24,820,451)
	(121,369)	(1,080,009)	(2,211,999)	(19,599,220)
Net increase (decrease)	(4,024,969)	$(35,689,269)	(7,617,095)	$(67,197,142)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$369,452,201	—
U.S. Government Agency Collateralized Mortgage Obligations	—	22,597,141	—
Short-Term Investments	$89,805	51,712,542	—
	$89,805	$443,761,884	—
Other Financial Instruments
Futures Contracts	$11,777	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$21,463	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $6,756,824 futures contracts purchased and $4,298,097 futures contracts sold.

The value of interest rate risk derivative instruments as of March 31, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $1,312 in receivable for variation margin on futures contracts.* For the year ended March 31, 2025, the effect of interest rate risk derivative instruments on the Statement of Operations was $480,733 in net realized gain (loss) on futures contract transactions and $30,820 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
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9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$14,607,353	$14,709,427
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$463,377,056
Gross tax appreciation of investments	$1,980,196
Gross tax depreciation of investments	(21,505,563)
Net tax appreciation (depreciation) of investments	(19,525,367)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(19,525,367)
Undistributed ordinary income	$107,781
Accumulated short-term capital losses	$(24,067,783)
Accumulated long-term capital losses	$(98,449,601)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Investor Class
2025	$8.86	0.30	0.10	0.40	(0.33)	$8.93	4.65%	0.55%	3.38%	202%	15%	$319,130
2024	$9.10	0.28	(0.22)	0.06	(0.30)	$8.86	0.67%	0.55%	3.15%	68%	13%	$347,891
2023	$9.84	0.21	(0.70)	(0.49)	(0.25)	$9.10	(4.98)%	0.55%	2.27%	146%	47%	$401,519
2022	$10.59	0.08	(0.65)	(0.57)	(0.18)	$9.84	(5.41)%	0.54%	0.77%	288%	49%	$490,899
2021	$10.75	0.08	(0.03)	0.05	(0.21)	$10.59	0.49%	0.55%	0.75%	308%	26%	$607,507
I Class
2025	$8.86	0.31	0.11	0.42	(0.34)	$8.94	4.87%	0.45%	3.48%	202%	15%	$23,677
2024	$9.10	0.29	(0.23)	0.06	(0.30)	$8.86	0.77%	0.45%	3.25%	68%	13%	$23,258
2023	$9.85	0.22	(0.71)	(0.49)	(0.26)	$9.10	(4.98)%	0.45%	2.37%	146%	47%	$27,287
2022	$10.59	0.09	(0.63)	(0.54)	(0.20)	$9.85	(5.22)%	0.44%	0.87%	288%	49%	$38,469
2021	$10.76	0.09	(0.04)	0.05	(0.22)	$10.59	0.50%	0.45%	0.85%	308%	26%	$266,543
A Class
2025	$8.86	0.28	0.10	0.38	(0.31)	$8.93	4.39%	0.80%	3.13%	202%	15%	$6,287
2024	$9.10	0.26	(0.23)	0.03	(0.27)	$8.86	0.42%	0.80%	2.90%	68%	13%	$8,430
2023	$9.84	0.19	(0.70)	(0.51)	(0.23)	$9.10	(5.22)%	0.80%	2.02%	146%	47%	$10,040
2022	$10.59	0.05	(0.64)	(0.59)	(0.16)	$9.84	(5.65)%	0.79%	0.52%	288%	49%	$13,717
2021	$10.76	0.05	(0.03)	0.02	(0.19)	$10.59	0.15%	0.80%	0.50%	308%	26%	$18,262
C Class
2025	$8.86	0.21	0.11	0.32	(0.25)	$8.93	3.61%	1.55%	2.38%	202%	15%	$236
2024	$9.10	0.19	(0.22)	(0.03)	(0.21)	$8.86	(0.33)%	1.55%	2.15%	68%	13%	$411
2023	$9.84	0.12	(0.70)	(0.58)	(0.16)	$9.10	(5.93)%	1.55%	1.27%	146%	47%	$535
2022	$10.59	(0.02)	(0.65)	(0.67)	(0.08)	$9.84	(6.35)%	1.54%	(0.23)%	288%	49%	$749
2021	$10.76	(0.02)	(0.04)	(0.06)	(0.11)	$10.59	(0.60)%	1.55%	(0.25)%	308%	26%	$1,141
R Class
2025	$8.85	0.26	0.11	0.37	(0.29)	$8.93	4.25%	1.05%	2.88%	202%	15%	$9,243
2024	$9.09	0.23	(0.22)	0.01	(0.25)	$8.85	0.17%	1.05%	2.65%	68%	13%	$10,094
2023	$9.84	0.16	(0.71)	(0.55)	(0.20)	$9.09	(5.56)%	1.05%	1.77%	146%	47%	$10,504
2022	$10.58	0.03	(0.64)	(0.61)	(0.13)	$9.84	(5.79)%	1.04%	0.27%	288%	49%	$13,262
2021	$10.75	0.03	(0.04)	(0.01)	(0.16)	$10.58	(0.11)%	1.05%	0.25%	308%	26%	$14,350

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
R5 Class
2025	$8.86	0.32	0.10	0.42	(0.35)	$8.93	4.86%	0.35%	3.58%	202%	15%	$13,508
2024	$9.10	0.30	(0.23)	0.07	(0.31)	$8.86	0.87%	0.35%	3.35%	68%	13%	$14,467
2023	$9.84	0.23	(0.70)	(0.47)	(0.27)	$9.10	(4.79)%	0.35%	2.47%	146%	47%	$34,980
2022	$10.59	0.10	(0.64)	(0.54)	(0.21)	$9.84	(5.22)%	0.34%	0.97%	288%	49%	$46,121
2021	$10.75	0.10	(0.03)	0.07	(0.23)	$10.59	0.69%	0.35%	0.95%	308%	26%	$62,423

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Ginnie Mae Fund and the Board of Trustees of American Century Government Income Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ginnie Mae Fund (the “Fund”), one of the funds constituting the American Century Government Income Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92275 2505

Annual Financial Statements and Other Information

March 31, 2025

Government Bond Fund
Investor Class (CPTNX)
I Class (ABHTX)
A Class (ABTAX)
C Class (ABTCX)
R Class (ABTRX)
R5 Class (ABTIX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 52.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	$182,149	$178,194
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	268,703	262,651
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 11/20/32	34,882	34,898
GNMA, VRN, 5.25%, (1-year H15T1Y plus 2.00%), 10/20/34	166,335	169,648
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 12/20/34	74,839	74,422
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 3/20/35	86,807	87,512
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 7/20/35	160,062	161,943
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 3/20/36	286,692	288,874
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 11/20/36	50,394	50,002
		1,308,144
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 52.0%
FHLMC, 2.00%, 6/1/36	4,315,886	3,932,654
FHLMC, 5.50%, 4/1/38	575,570	586,652
FHLMC, 3.00%, 2/1/43	2,476,208	2,231,081
FHLMC, 3.50%, 2/1/49	4,615,002	4,217,641
FHLMC, 3.00%, 1/1/50	2,021,559	1,754,147
FHLMC, 3.50%, 5/1/50	981,603	893,819
FHLMC, 2.50%, 10/1/50	2,420,395	2,015,089
FHLMC, 2.50%, 5/1/51	8,161,432	6,868,838
FHLMC, 3.50%, 5/1/51	3,222,673	2,923,754
FHLMC, 2.00%, 8/1/51	5,669,774	4,549,778
FHLMC, 2.50%, 10/1/51	1,308,691	1,102,494
FHLMC, 3.50%, 5/1/52	4,529,929	4,093,562
FHLMC, 3.50%, 5/1/52	1,501,199	1,366,384
FHLMC, 4.00%, 6/1/52	5,960,332	5,610,090
FHLMC, 5.00%, 7/1/52	1,232,307	1,223,505
FHLMC, 4.50%, 10/1/52	4,542,758	4,358,110
FHLMC, 4.50%, 10/1/52	2,618,906	2,510,457
FHLMC, 4.50%, 10/1/52	1,250,040	1,198,324
FHLMC, 6.00%, 11/1/52	5,517,762	5,625,687
FHLMC, 5.50%, 12/1/52	3,717,897	3,739,554
FHLMC, 6.00%, 1/1/53	3,895,273	3,981,089
FHLMC, 6.50%, 11/1/53	2,857,544	2,959,411
FHLMC, 5.50%, 4/1/54	4,060,678	4,084,329
FNMA, 3.17%, 1/1/27	1,500,000	1,474,472
FNMA, 3.63%, 8/1/28	6,959,471	6,765,922
FNMA, 6.00%, 12/1/33	444,951	458,007
FNMA, 5.50%, 8/1/34	547,258	557,510
FNMA, 5.50%, 1/1/36	612,904	627,537
FNMA, 2.00%, 5/1/36	1,514,527	1,386,920
FNMA, 6.00%, 9/1/37	164,175	171,254
FNMA, 6.00%, 11/1/37	607,598	633,884
FNMA, 4.50%, 4/1/39	175,975	173,893
FNMA, 4.50%, 5/1/39	497,809	491,920
FNMA, 6.50%, 5/1/39	341,351	355,390
FNMA, 4.50%, 10/1/39	847,946	837,911
FNMA, 4.50%, 6/1/41	789,098	778,781
FNMA, 4.00%, 8/1/41	656,282	631,515
2

	Principal Amount/Shares	Value
FNMA, 4.50%, 9/1/41	$464,280	$456,918
FNMA, 4.00%, 12/1/41	2,062,964	1,984,873
FNMA, 3.50%, 5/1/42	736,153	686,475
FNMA, 4.00%, 11/1/45	505,413	478,959
FNMA, 4.00%, 2/1/46	1,321,271	1,251,702
FNMA, 4.00%, 4/1/46	1,653,484	1,566,594
FNMA, 3.50%, 2/1/47	1,914,920	1,754,288
FNMA, 2.50%, 10/1/50	5,304,597	4,441,672
FNMA, 2.50%, 12/1/50	5,339,440	4,451,397
FNMA, 2.50%, 2/1/51	5,329,241	4,490,409
FNMA, 2.00%, 3/1/51	1,139,876	907,103
FNMA, 4.00%, 5/1/51	1,208,300	1,138,541
FNMA, 3.00%, 6/1/51	4,893,518	4,306,252
FNMA, 4.00%, 8/1/51	1,678,022	1,571,032
FNMA, 2.50%, 12/1/51	2,394,042	2,021,523
FNMA, 2.50%, 2/1/52	1,264,181	1,061,294
FNMA, 3.00%, 2/1/52	6,122,263	5,357,220
FNMA, 2.00%, 3/1/52	6,428,679	5,177,036
FNMA, 2.50%, 3/1/52	4,699,044	3,955,561
FNMA, 3.00%, 3/1/52	5,611,695	4,923,373
FNMA, 3.50%, 4/1/52	959,494	866,447
FNMA, 4.00%, 4/1/52	4,716,606	4,411,377
FNMA, 4.00%, 4/1/52	1,723,035	1,621,799
FNMA, 3.00%, 5/1/52	4,807,477	4,206,706
FNMA, 3.00%, 5/1/52	2,324,952	2,052,327
FNMA, 3.50%, 5/1/52	4,495,011	4,072,024
FNMA, 3.50%, 5/1/52	2,850,771	2,610,566
FNMA, 4.00%, 5/1/52	5,061,321	4,726,807
FNMA, 3.00%, 6/1/52	892,545	787,883
FNMA, 3.50%, 6/1/52	3,577,415	3,282,922
FNMA, 5.00%, 6/1/52	4,148,126	4,088,410
FNMA, 4.50%, 7/1/52	1,526,400	1,463,251
FNMA, 5.00%, 7/1/52	4,782,870	4,727,637
FNMA, 4.50%, 9/1/52	2,756,841	2,655,827
FNMA, 4.50%, 9/1/52	1,573,090	1,521,823
FNMA, 5.00%, 9/1/52	1,881,572	1,864,568
FNMA, 5.00%, 10/1/52	4,749,067	4,671,270
FNMA, 5.50%, 10/1/52	4,112,260	4,118,747
FNMA, 5.00%, 1/1/53	3,959,232	3,894,156
FNMA, 5.50%, 1/1/53	6,441,448	6,447,127
FNMA, 5.50%, 1/1/53	2,095,509	2,101,335
FNMA, 6.50%, 1/1/53	4,175,250	4,329,520
FNMA, 6.00%, 9/1/53	5,230,434	5,333,247
FNMA, 6.00%, 9/1/53	4,037,674	4,142,066
FNMA, 5.50%, 3/1/54	7,931,424	7,940,870
FNMA, 6.00%, 5/1/54	3,057,165	3,115,782
GNMA, 2.50%, TBA	8,327,000	7,102,266
GNMA, 5.00%, TBA	4,420,000	4,347,946
GNMA, 6.00%, 1/20/39	101,103	105,932
GNMA, 4.00%, 12/15/40	293,575	278,856
GNMA, 3.50%, 6/20/42	1,698,004	1,588,610
GNMA, 3.00%, 7/20/50	8,221,068	7,306,397
GNMA, 2.00%, 10/20/50	11,389,789	9,325,839
GNMA, 2.50%, 2/20/51	3,059,659	2,612,416
3

	Principal Amount/Shares	Value
GNMA, 3.50%, 2/20/51	$529,705	$486,158
GNMA, 3.50%, 6/20/51	1,384,884	1,274,680
GNMA, 2.50%, 1/20/52	4,669,838	3,987,228
GNMA, 4.00%, 9/20/52	8,742,491	8,199,836
GNMA, 4.50%, 9/20/52	8,573,280	8,237,966
GNMA, 4.50%, 10/20/52	6,664,591	6,402,554
GNMA, 5.50%, TBA	4,422,000	4,426,770
UMBS, 4.00%, TBA	7,498,000	6,976,313
UMBS, 4.50%, TBA	14,170,000	13,555,357
		316,423,205
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $326,281,224)		317,731,349
U.S. TREASURY SECURITIES — 26.3%
U.S. Treasury Bonds, 3.50%, 2/15/39	3,000,000	2,736,797
U.S. Treasury Bonds, 4.375%, 11/15/39	3,300,000	3,284,660
U.S. Treasury Bonds, 4.625%, 2/15/40	2,800,000	2,860,703
U.S. Treasury Bonds, 3.875%, 8/15/40	500,000	467,793
U.S. Treasury Bonds, 1.375%, 11/15/40	2,000,000	1,300,625
U.S. Treasury Bonds, 1.875%, 2/15/41	2,000,000	1,403,984
U.S. Treasury Bonds, 4.75%, 2/15/41	2,000,000	2,062,500
U.S. Treasury Bonds, 3.75%, 8/15/41	1,000,000	911,875
U.S. Treasury Bonds, 4.00%, 11/15/42	1,000,000	933,203
U.S. Treasury Bonds, 4.375%, 8/15/43	2,000,000	1,949,687
U.S. Treasury Bonds, 4.75%, 11/15/43	3,500,000	3,576,699
U.S. Treasury Bonds, 4.125%, 8/15/44	3,000,000	2,811,562
U.S. Treasury Bonds, 3.00%, 11/15/44	1,000,000	788,203
U.S. Treasury Bonds, 4.625%, 11/15/44	4,500,000	4,507,031
U.S. Treasury Bonds, 2.50%, 2/15/45	500,000	360,635
U.S. Treasury Bonds, 3.00%, 5/15/45	3,000,000	2,354,004
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,532,383
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	1,241,900	1,189,889
U.S. Treasury Notes, 4.625%, 3/15/26(1)	2,000,000	2,010,436
U.S. Treasury Notes, 3.375%, 9/15/27	19,000,000	18,776,602
U.S. Treasury Notes, 4.125%, 10/31/27	6,000,000	6,034,805
U.S. Treasury Notes, 4.125%, 11/15/27	16,000,000	16,093,750
U.S. Treasury Notes, 3.875%, 11/30/27(1)	1,000,000	999,707
U.S. Treasury Notes, 4.00%, 12/15/27	2,000,000	2,006,094
U.S. Treasury Notes, 4.25%, 1/15/28	6,700,000	6,763,598
U.S. Treasury Notes, 4.25%, 2/15/28	24,000,000	24,239,063
U.S. Treasury Notes, 4.00%, 6/30/28	9,500,000	9,533,213
U.S. Treasury Notes, 3.125%, 11/15/28	5,000,000	4,868,555
U.S. Treasury Notes, 4.00%, 2/28/30	5,000,000	5,012,109
U.S. Treasury Notes, 4.125%, 8/31/30	1,000,000	1,006,563
U.S. Treasury Notes, 4.625%, 9/30/30	6,000,000	6,186,211
U.S. Treasury Notes, 4.875%, 10/31/30(1)	10,000,000	10,433,203
U.S. Treasury Notes, 4.375%, 11/30/30	3,500,000	3,564,395
U.S. Treasury Notes, 4.125%, 3/31/32	2,000,000	2,005,781
U.S. Treasury Notes, 4.125%, 11/15/32	2,000,000	2,003,359
U.S. Treasury Notes, 4.625%, 2/15/35	3,680,000	3,802,187
TOTAL U.S. TREASURY SECURITIES (Cost $160,316,363)		160,371,864
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.9%
FHLMC, Series 2812, Class MF, VRN, 4.91%, (30-day average SOFR plus 0.56%), 6/15/34	707,350	705,899
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	35,563	35,462
4

	Principal Amount/Shares	Value
FHLMC, Series 3153, Class FJ, VRN, 4.84%, (30-day average SOFR plus 0.49%), 5/15/36	$566,639	$563,103
FHLMC, Series 3397, Class GF, VRN, 4.96%, (30-day average SOFR plus 0.61%), 12/15/37	257,697	256,798
FHLMC, Series 3417, Class FA, VRN, 4.96%, (30-day average SOFR plus 0.61%), 11/15/37	471,377	470,467
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	340,645	338,699
FHLMC, Series K068, Class AM, SEQ, 3.32%, 8/25/27	6,400,000	6,262,262
FHLMC, Series K-1513, Class A2, SEQ, 2.73%, 12/25/31	5,399,000	4,912,105
FHLMC, Series K157, Class A2, SEQ, VRN, 3.99%, 5/25/33	6,200,000	6,085,162
FHLMC, Series K505, Class A2, SEQ, 4.82%, 6/25/28	6,000,000	6,087,937
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	9,873,979	9,781,323
FHLMC, Series K752, Class A2, SEQ, 4.28%, 7/25/30	6,550,000	6,526,206
FHLMC, Series K755, Class A2, SEQ, 5.20%, 2/25/31	5,900,000	6,129,893
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	501,299	497,664
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	8,645,000	8,606,029
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,771,519	5,640,300
FNMA, Series 2005-103, Class FP, VRN, 4.75%, (30-day average SOFR plus 0.41%), 10/25/35	583,696	579,014
FNMA, Series 2009-89, Class FD, VRN, 5.05%, (30-day average SOFR plus 0.71%), 5/25/36	334,729	334,925
FNMA, Series 2022-M2, Class A2, SEQ, 2.40%, 11/25/31	6,875,000	6,075,389
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	14,101,727	1,804,283
FNMA, Series 2024-M6, Class A2, VRN, 2.91%, 7/25/27	3,000,000	2,922,336
GNMA, Series 2007-5, Class FA, VRN, 4.57%, (1-month SOFR plus 0.25%), 2/20/37	213,821	213,753
GNMA, Series 2010-14, Class QF, VRN, 4.88%, (1-month SOFR plus 0.56%), 2/16/40	853,018	850,313
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	3,025,491	2,741,329
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,192,688)		78,420,651
ASSET-BACKED SECURITIES — 4.1%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.01%, (1-month SOFR plus 0.69%), 11/25/71	1,850,195	1,838,798
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	475,727	424,052
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.13%, (1-month SOFR plus 0.81%), 1/25/72	1,785,789	1,779,374
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 5.50%, (30-day average SOFR plus 1.16%), 5/25/67(2)	713,022	716,154
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 5.60%, (30-day average SOFR plus 1.26%), 11/25/69(2)	914,579	922,566
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.02%, (30-day average SOFR plus 0.68%), 11/25/70(2)	2,943,452	2,912,182
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 8/25/61	1,761,104	1,700,522
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	1,650,418	1,404,766
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.05%, (30-day average SOFR plus 0.71%), 12/26/69(2)	355,423	353,297
Navient Student Loan Trust, Series 2021-2A, Class A1A, SEQ, 1.68%, 2/25/70(2)	280,041	239,334
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.04%, (3-month SOFR plus 0.71%), 8/23/36(2)	2,719,197	2,709,426
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	875,388	791,836
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 9/25/61	1,972,147	1,966,915
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 10/25/61	3,847,813	3,786,447
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.98%, (30-day average SOFR plus 0.64%), 5/25/70(2)	1,724,242	1,704,014
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	1,748,780	1,630,302
TOTAL ASSET-BACKED SECURITIES (Cost $24,515,083)		24,879,985
U.S. GOVERNMENT AGENCY SECURITIES — 3.1%
FHLB, 4.00%, 10/9/26	5,000,000	5,002,557
FHLMC, 6.25%, 7/15/32	4,000,000	4,518,522
FNMA, 0.875%, 8/5/30	3,000,000	2,546,601
5

	Principal Amount/Shares	Value
FNMA, 6.625%, 11/15/30	$3,000,000	$3,383,227
Tennessee Valley Authority, 1.50%, 9/15/31	2,000,000	1,696,212
Tennessee Valley Authority, 4.375%, 8/1/34	1,000,000	991,563
Tennessee Valley Authority, 5.25%, 2/1/55	800,000	795,582
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $19,293,086)		18,934,264
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	1,651,388	1,640,762
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	395,271	393,694
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	680,576	678,448
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	1,415,742	1,406,569
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,993,771)		4,119,473
MUNICIPAL SECURITIES — 0.5%
Missouri Higher Education Loan Authority Rev., SEQ, 1.97%, 3/25/61	859,836	784,877
Pasadena Rev., 4.625%, 5/1/25, Prerefunded at 100% of Par(3)	2,665,000	2,665,116
TOTAL MUNICIPAL SECURITIES (Cost $3,676,792)		3,449,993
SHORT-TERM INVESTMENTS — 6.7%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class(4)	178,092	178,092
Repurchase Agreements — 6.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $4,212,439), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $4,131,489)		4,130,993
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $36,917,911), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $36,198,394)		36,194,000
		40,324,993
TOTAL SHORT-TERM INVESTMENTS (Cost $40,503,085)		40,503,085
TOTAL INVESTMENT SECURITIES — 106.5% (Cost $656,772,092)		648,410,664
OTHER ASSETS AND LIABILITIES — (6.5)%		(39,531,349)
TOTAL NET ASSETS — 100.0%		$608,879,315

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	81	June 2025	$9,008,719	$24,186
U.S. Treasury 10-Year Ultra Notes	136	June 2025	15,521,000	127,859
U.S. Treasury Long Bonds	75	June 2025	8,796,094	8,885
U.S. Treasury Ultra Bonds	196	June 2025	23,961,000	(116,757)
			$57,286,813	$44,173
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	237	June 2025	$49,099,735	$(79,892)
^Amount represents value and unrealized appreciation (depreciation).
6

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $2,028,103.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,753,575, which represented 1.9% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $46,377.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $656,772,092)	$648,410,664
Receivable for investments sold	18,447,355
Receivable for capital shares sold	700,292
Receivable for variation margin on futures contracts	115,679
Interest receivable	3,108,190
670,782,180

Liabilities
Payable for collateral received for forward commitments	46,377
Payable for investments purchased	60,705,032
Payable for capital shares redeemed	743,121
Accrued management fees	187,090
Distribution and service fees payable	5,301
Dividends payable	215,944
61,902,865

Net Assets	$608,879,315

Net Assets Consist of:
Capital paid in	$727,971,411
Distributable earnings (loss)	(119,092,096)
$608,879,315

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$229,803,257	24,547,877	$9.36
I Class	$128,780,696	13,776,913	$9.35
A Class	$19,132,755	2,043,680	$9.36
C Class	$553,784	59,180	$9.36
R Class	$1,931,732	206,417	$9.36
R5 Class	$228,677,091	24,433,065	$9.36
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.80 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
8

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$28,358,919

Expenses:
Management fees	2,252,013
Distribution and service fees:
A Class	45,968
C Class	6,561
R Class	9,059
Trustees' fees and expenses	37,979
Other expenses	9,809
2,361,389

Net investment income (loss)	25,997,530

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,813,158)
Futures contract transactions	(1,029,697)
(4,842,855)

Change in net unrealized appreciation (depreciation) on:
Investments	6,600,785
Futures contracts	(151,824)
6,448,961

Net realized and unrealized gain (loss)	1,606,106

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,603,636

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$25,997,530	$25,498,627
Net realized gain (loss)	(4,842,855)	(30,564,775)
Change in net unrealized appreciation (depreciation)	6,448,961	(895,901)
Net increase (decrease) in net assets resulting from operations	27,603,636	(5,962,049)

Distributions to Shareholders
From earnings:
Investor Class	(9,889,146)	(10,123,124)
I Class	(6,035,305)	(5,791,945)
A Class	(724,567)	(689,473)
C Class	(20,961)	(30,983)
R Class	(66,782)	(62,120)
R5 Class	(9,743,537)	(9,231,548)
Decrease in net assets from distributions	(26,480,298)	(25,929,193)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(33,901,486)	(86,139,268)

Net increase (decrease) in net assets	(32,778,148)	(118,030,510)

Net Assets
Beginning of period	641,657,463	759,687,973
End of period	$608,879,315	$641,657,463

See Notes to Financial Statements.
10

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
11

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class		0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service
12

fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $961,097,389, all of which are U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $1,010,978,113, of which $988,611,431 represented U.S. Treasury and Government Agency obligations.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,826,085	$35,858,556	3,574,775	$33,917,667
Issued in reinvestment of distributions	936,388	8,740,525	971,374	9,111,159
Redeemed	(6,540,624)	(61,107,553)	(7,677,840)	(71,979,487)
	(1,778,151)	(16,508,472)	(3,131,691)	(28,950,661)
I Class
Sold	3,211,309	29,835,460	8,551,980	80,506,610
Issued in reinvestment of distributions	647,351	6,033,130	618,566	5,791,096
Redeemed	(6,083,118)	(57,468,600)	(16,074,293)	(153,162,930)
	(2,224,458)	(21,600,010)	(6,903,747)	(66,865,224)
A Class
Sold	530,944	4,984,745	486,872	4,582,853
Issued in reinvestment of distributions	48,793	455,561	50,113	470,044
Redeemed	(462,851)	(4,331,489)	(740,302)	(6,986,135)
	116,886	1,108,817	(203,317)	(1,933,238)
C Class
Sold	20,598	193,591	28,178	266,046
Issued in reinvestment of distributions	2,249	20,961	3,300	30,927
Redeemed	(54,283)	(510,481)	(70,849)	(661,178)
	(31,436)	(295,929)	(39,371)	(364,205)
R Class
Sold	194,342	1,838,778	72,764	684,809
Issued in reinvestment of distributions	6,549	61,143	6,070	56,944
Redeemed	(166,477)	(1,562,861)	(133,158)	(1,251,694)
	34,414	337,060	(54,324)	(509,941)
R5 Class
Sold	6,683,739	62,354,088	8,884,165	83,849,948
Issued in reinvestment of distributions	892,178	8,324,615	848,148	7,945,219
Redeemed	(7,244,744)	(67,621,655)	(8,458,358)	(79,311,166)
	331,173	3,057,048	1,273,955	12,484,001
Net increase (decrease)	(3,551,572)	$(33,901,486)	(9,058,495)	$(86,139,268)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$317,731,349	—
U.S. Treasury Securities	—	160,371,864	—
Collateralized Mortgage Obligations	—	78,420,651	—
Asset-Backed Securities	—	24,879,985	—
U.S. Government Agency Securities	—	18,934,264	—
Commercial Mortgage-Backed Securities	—	4,119,473	—
Municipal Securities	—	3,449,993	—
Short-Term Investments	$178,092	40,324,993	—
	$178,092	$648,232,572	—

Other Financial Instruments
Futures Contracts	$160,930	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$196,649	—	—
7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $94,228,056 futures contracts purchased and $16,869,099 futures contracts sold.

The value of interest rate risk derivative instruments as of March 31, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $115,679 in receivable for variation margin on futures contracts.* For the year ended March 31, 2025, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,029,697) in net realized gain (loss) on futures contract transactions and $(151,824) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$26,480,298	$25,929,193
Long-term capital gains	—	—
15

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$657,258,832
Gross tax appreciation of investments	$5,248,888
Gross tax depreciation of investments	(14,097,056)
Net tax appreciation (depreciation) of investments	(8,848,168)
Net tax appreciation (depreciation) of derivatives	—
Net tax appreciation (depreciation)	$(8,848,168)
Other book-to-tax adjustments	$(59,531)
Undistributed ordinary income	$126,359
Accumulated short-term capital losses	$(68,664,799)
Accumulated long-term capital losses	$(41,645,957)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$9.35	0.38	0.02	0.40	(0.39)	—	(0.39)	$9.36	4.38%	0.47%	4.10%	155%	$229,803
2024	$9.78	0.36	(0.42)	(0.06)	(0.37)	—	(0.37)	$9.35	(0.71)%	0.47%	3.80%	145%	$246,273
2023	$10.65	0.26	(0.85)	(0.59)	(0.28)	—	(0.28)	$9.78	(5.40)%	0.47%	2.68%	251%	$288,235
2022	$11.31	0.14	(0.55)	(0.41)	(0.17)	(0.08)	(0.25)	$10.65	(3.76)%	0.46%	1.20%	364%	$357,145
2021	$11.69	0.12	(0.28)	(0.16)	(0.17)	(0.05)	(0.22)	$11.31	(1.39)%	0.47%	1.05%	246%	$490,142
I Class
2025	$9.34	0.39	0.02	0.41	(0.40)	—	(0.40)	$9.35	4.48%	0.37%	4.20%	155%	$128,781
2024	$9.77	0.37	(0.43)	(0.06)	(0.37)	—	(0.37)	$9.34	(0.51)%	0.37%	3.90%	145%	$149,478
2023	$10.64	0.28	(0.86)	(0.58)	(0.29)	—	(0.29)	$9.77	(5.41)%	0.37%	2.78%	251%	$223,815
2022	$11.30	0.14	(0.54)	(0.40)	(0.18)	(0.08)	(0.26)	$10.64	(3.67)%	0.36%	1.30%	364%	$127,299
2021	$11.67	0.13	(0.27)	(0.14)	(0.18)	(0.05)	(0.23)	$11.30	(1.21)%	0.37%	1.15%	246%	$103,700
A Class
2025	$9.36	0.36	0.01	0.37	(0.37)	—	(0.37)	$9.36	4.01%	0.72%	3.85%	155%	$19,133
2024	$9.78	0.33	(0.41)	(0.08)	(0.34)	—	(0.34)	$9.36	(0.75)%	0.72%	3.55%	145%	$18,026
2023	$10.65	0.24	(0.85)	(0.61)	(0.26)	—	(0.26)	$9.78	(5.73)%	0.72%	2.43%	251%	$20,839
2022	$11.31	0.11	(0.55)	(0.44)	(0.14)	(0.08)	(0.22)	$10.65	(4.00)%	0.71%	0.95%	364%	$26,872
2021	$11.68	0.10	(0.28)	(0.18)	(0.14)	(0.05)	(0.19)	$11.31	(1.55)%	0.72%	0.80%	246%	$29,374
C Class
2025	$9.35	0.29	0.02	0.31	(0.30)	—	(0.30)	$9.36	3.34%	1.47%	3.10%	155%	$554
2024	$9.78	0.26	(0.42)	(0.16)	(0.27)	—	(0.27)	$9.35	(1.60)%	1.47%	2.80%	145%	$847
2023	$10.64	0.16	(0.84)	(0.68)	(0.18)	—	(0.18)	$9.78	(6.35)%	1.47%	1.68%	251%	$1,271
2022	$11.31	0.02	(0.55)	(0.53)	(0.06)	(0.08)	(0.14)	$10.64	(4.81)%	1.46%	0.20%	364%	$1,756
2021	$11.68	0.01	(0.27)	(0.26)	(0.06)	(0.05)	(0.11)	$11.31	(2.29)%	1.47%	0.05%	246%	$2,306
R Class
2025	$9.35	0.34	0.01	0.35	(0.34)	—	(0.34)	$9.36	3.86%	0.97%	3.60%	155%	$1,932
2024	$9.78	0.31	(0.42)	(0.11)	(0.32)	—	(0.32)	$9.35	(1.10)%	0.97%	3.30%	145%	$1,608
2023	$10.64	0.22	(0.85)	(0.63)	(0.23)	—	(0.23)	$9.78	(5.88)%	0.97%	2.18%	251%	$2,214
2022	$11.31	0.08	(0.56)	(0.48)	(0.11)	(0.08)	(0.19)	$10.64	(4.33)%	0.96%	0.70%	364%	$1,860
2021	$11.68	0.06	(0.27)	(0.21)	(0.11)	(0.05)	(0.16)	$11.31	(1.80)%	0.97%	0.55%	246%	$2,496

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2025	$9.35	0.40	0.02	0.42	(0.41)	—	(0.41)	$9.36	4.58%	0.27%	4.30%	155%	$228,677
2024	$9.78	0.38	(0.43)	(0.05)	(0.38)	—	(0.38)	$9.35	(0.41)%	0.27%	4.00%	145%	$225,424
2023	$10.65	0.29	(0.86)	(0.57)	(0.30)	—	(0.30)	$9.78	(5.30)%	0.27%	2.88%	251%	$223,313
2022	$11.31	0.16	(0.55)	(0.39)	(0.19)	(0.08)	(0.27)	$10.65	(3.57)%	0.26%	1.40%	364%	$244,463
2021	$11.68	0.15	(0.27)	(0.12)	(0.20)	(0.05)	(0.25)	$11.31	(1.11)%	0.27%	1.25%	246%	$254,349

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Government Bond Fund and the Board of Trustees of American Century Government Income Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Bond Fund (the “Fund”), one of the funds constituting the American Century Government Income Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
19

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92276 2505

Annual Financial Statements and Other Information

March 31, 2025

Inflation-Adjusted Bond Fund
Investor Class (ACITX)
I Class (AIAHX)
Y Class (AIAYX)
A Class (AIAVX)
C Class (AINOX)
R Class (AIARX)
R5 Class (AIANX)
R6 Class (AIADX)
G Class (AINGX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 84.4%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	$6,882,322	$6,952,631
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	63,757,839	65,397,290
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	22,049,391	22,417,524
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	51,529,603	55,244,026
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	39,086,857	40,858,406
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	44,154,883	48,533,699
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	26,129,620	29,217,477
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	38,063,930	30,611,686
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	59,758,958	46,006,958
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	63,422,716	55,266,223
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	55,445,133	42,119,182
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	3,820,995	3,017,261
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	30,399,369	23,031,744
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	24,798,235	19,077,074
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	12,939,908	9,856,936
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	50,882,832	31,101,942
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	45,633,984	26,275,942
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	47,398,081	26,877,065
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53	11,007,507	9,168,078
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	3,105,240	2,982,173
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	8,021,640	8,017,101
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26(1)	49,078,246	48,740,122
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	26,472,468	26,353,311
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	14,764,131	14,649,075
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	57,535,188	56,950,801
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	116,336,374	114,228,025
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	49,348,320	48,793,561
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	10,723,800	10,902,055
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	101,676,547	99,888,358
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	75,194,680	75,232,330
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	27,652,049	27,333,337
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	15,557,100	16,211,574
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	36,232,992	35,675,592
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	12,838,000	13,221,550
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	67,248,885	64,432,484
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	2,221,076	2,253,067
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	60,747,732	57,170,317
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	56,870,559	53,286,878
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	85,679,369	79,159,833
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	85,492,082	78,532,375
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	57,872,495	52,399,963
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	115,075,087	107,470,425
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	63,453,775	60,815,052
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	112,441,775	109,725,546
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	27,902,880	27,864,961
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	97,078,077	98,012,640
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35	503,300	516,788
TOTAL U.S. TREASURY SECURITIES (Cost $2,127,825,524)		1,981,850,438

	Principal Amount/Shares	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Private Sponsor Collateralized Mortgage Obligations — 4.4%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$46,812	$46,378
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	1,720,514	1,549,804
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	1,371,034	1,233,846
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	328,448	320,656
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	2,894,340	2,912,573
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	8,399,464	8,370,176
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	3,716,998	3,707,863
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	11,884,850	11,855,270
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	876,890	812,990
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	4,688,586	4,693,472
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	7,266,556	7,240,689
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	5,607,488	5,595,007
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	10,942,198	11,007,911
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	4,671,910	4,695,899
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	5,583,891	5,601,480
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	3,962,215	3,976,275
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	6,322,324	6,306,994
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	6,246,065	6,303,618
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	2,754,439	2,749,055
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	3,249,179	3,241,848
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	4,270,425	4,255,217
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	6,806,140	6,781,776
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,453,797)		103,258,797
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
GNMA, 5.50%, TBA (Cost $69,973,149)	70,187,000	70,262,704
CONVERTIBLE PREFERRED SECURITIES — 1.8%
Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	4,000,000	3,854,027
Barclays PLC, 6.125%	6,725,000	6,728,213
Intesa Sanpaolo SpA, 7.70%(2)	4,000,000	4,005,226
Lloyds Banking Group PLC, 7.50%	2,600,000	2,615,319
NatWest Group PLC, 6.00%	2,600,000	2,602,332
Nordea Bank Abp, 6.625%(2)	6,520,000	6,556,153
Societe Generale SA, 4.75%(2)	2,600,000	2,525,801
Standard Chartered PLC, 6.00%(2)	5,200,000	5,205,743
		34,092,814
Capital Markets — 0.3%
Deutsche Bank AG, 4.79%	1,200,000	1,199,421
Deutsche Bank AG, 6.00%	2,800,000	2,775,603
UBS Group AG, 5.125%	3,826,000	3,800,529
		7,775,553
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $41,842,138)		41,868,367
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	$5,000,000	4,506,642
Dryden 68 CLO Ltd., Series 2019-68A, Class BRR, VRN, 5.85%, (3-month SOFR plus 1.55%), 7/15/35(2)	7,150,000	7,105,100
Elmwood CLO IV Ltd., Series 2020-1A, Class BR, VRN, 6.14%, (3-month SOFR plus 1.85%), 4/18/37(2)	9,500,000	9,491,026
Magnetite XLI Ltd., Series 2024-41A, Class B, VRN, 5.91%, (3-month SOFR plus 1.60%), 1/25/38(2)	6,975,000	6,967,030

	Principal Amount/Shares	Value
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.83%, (3-month SOFR plus 1.50%), 1/15/38(2)	$3,650,000	$3,661,691
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR2, VRN, 6.30%, (3-month SOFR plus 2.00%), 4/15/31(2)	3,800,000	3,799,749
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $36,075,000)		35,531,238
CORPORATE BONDS — 1.3%
Banks — 0.5%
Citigroup, Inc., VRN, 6.27%, 11/17/33	390,000	414,053
Citigroup, Inc., VRN, 5.83%, 2/13/35	385,000	383,483
Truist Financial Corp., VRN, 6.12%, 10/28/33	9,473,000	9,967,240
		10,764,776
Consumer Finance — 0.2%
Encore Capital Group, Inc., 9.25%, 4/1/29(2)	4,420,000	4,634,688
Diversified REITs — 0.4%
Highwoods Realty LP, 3.875%, 3/1/27	6,700,000	6,572,797
Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,773,000	1,954,243
Piedmont Operating Partnership LP, 6.875%, 7/15/29	560,000	581,919
Piedmont Operating Partnership LP, 3.15%, 8/15/30	439,000	385,629
		9,494,588
Electric Utilities — 0.2%
Duke Energy Corp., 5.45%, 6/15/34	3,735,000	3,787,875
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41	1,000,000	903,315
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40	1,315,000	1,034,850
TOTAL CORPORATE BONDS (Cost $30,746,681)		30,620,092
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	9,556,000	9,885,776
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	5,153,000	5,400,835
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	2,520,000	2,626,481
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57	8,826,000	9,257,175
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,678,711)		27,170,267
EXCHANGE-TRADED FUNDS — 1.0%
Invesco Senior Loan ETF	558,800	11,567,160
SPDR Blackstone Senior Loan ETF	282,100	11,602,773
TOTAL EXCHANGE-TRADED FUNDS (Cost $23,657,294)		23,169,933
ASSET-BACKED SECURITIES — 0.8%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	$4,832,307	4,462,848
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	3,921,785	3,276,679
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)	1,445,063	1,207,756
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54(2)	3,474,293	3,535,211
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	3,925,000	3,907,302
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	3,682,369	3,718,110
TOTAL ASSET-BACKED SECURITIES (Cost $21,147,003)		20,107,906
PREFERRED SECURITIES — 0.3%
Banks — 0.1%
Citigroup, Inc., 4.00%	2,059,000	2,032,153
Capital Markets — 0.2%
Charles Schwab Corp., 5.375%	4,050,000	4,045,762
TOTAL PREFERRED SECURITIES (Cost $6,032,427)		6,077,915

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 3.7%
Commercial Paper(3) — 3.7%
Mainbeach Funding LLC, 4.45%, 4/1/25(2)	$43,000,000	$42,994,831
Overwatch Alpha Funding LLC, 4.45%, 4/1/25 (LOC: Bank of Nova Scotia)(2)	43,000,000	42,994,819
		85,989,650
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	81,373	81,373
TOTAL SHORT-TERM INVESTMENTS (Cost $86,081,373)		86,071,023
TOTAL INVESTMENT SECURITIES — 103.3% (Cost $2,573,513,097)		2,425,988,680
OTHER ASSETS AND LIABILITIES — (3.3)%		(77,574,494)
TOTAL NET ASSETS — 100.0%		$2,348,414,186

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	998	June 2025	$107,939,937	$652,991
U.S. Treasury 10-Year Notes	86	June 2025	9,564,813	56,270
U.S. Treasury 10-Year Ultra Notes	494	June 2025	56,377,750	189,709
			$173,882,500	$898,970
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	$524	$738,936	$739,460
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	586	2,225,489	2,226,075
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	6,628,605	6,629,410
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	805	6,670,980	6,671,785
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	402	3,251,940	3,252,342
CPURNSA	Receive	2.50%	8/9/26	$8,000,000	238	136,952	137,190
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	342	125,330	125,672
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	453	205,476	205,929
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	4,193,512	4,192,737
CPURNSA	Receive	2.39%	8/2/29	$12,000,000	497	146,244	146,741
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(764)	4,271,778	4,271,014
CPURNSA	Receive	2.52%	11/4/29	$15,600,000	541	128,422	128,963
CPURNSA	Receive	2.52%	11/4/29	$13,400,000	534	110,242	110,776
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(737)	3,665,057	3,664,320
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(544)	671,135	670,591
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	548	1,008,574	1,009,122
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	609	93,648	94,257
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	545	84,203	84,748
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	632	(89,602)	(88,970)
CPURNSA	Receive	2.52%	11/4/34	$8,000,000	563	30,267	30,830
CPURNSA	Receive	2.51%	11/4/34	$8,000,000	562	36,900	37,462
CPURNSA	Receive	2.45%	12/10/34	$5,000,000	537	45,051	45,588
CPURNSA	Receive	2.44%	12/11/34	$10,000,000	590	106,810	107,400
					$7,493	$34,485,949	$34,493,442

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	$(2,144,893)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(959,412)
						$(3,104,305)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
GNMA	–	Government National Mortgage Association
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $17,767,510.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $267,448,168, which represented 11.4% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $2,573,513,097)	$2,425,988,680
Cash	39,000
Receivable for investments sold	79,550,700
Receivable for capital shares sold	2,525,621
Receivable for variation margin on futures contracts	16,468
Receivable for variation margin on swap agreements	743,059
Interest and dividends receivable	7,765,696
2,516,629,224

Liabilities
Payable for investments purchased	146,405,172
Payable for capital shares redeemed	18,227,243
Swap agreements, at value	3,104,305
Accrued management fees	446,438
Distribution and service fees payable	31,880
168,215,038

Net Assets	$2,348,414,186

Net Assets Consist of:
Capital paid in	$2,598,769,614
Distributable earnings (loss)	(250,355,428)
$2,348,414,186

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$644,845,706	59,869,831	$10.77
I Class	$95,424,373	8,872,451	$10.76
Y Class	$82,893,310	7,705,257	$10.76
A Class	$74,481,067	6,938,570	$10.73
C Class	$5,102,569	477,235	$10.69
R Class	$25,865,930	2,397,672	$10.79
R5 Class	$88,115,719	8,189,362	$10.76
R6 Class	$492,080,777	45,761,348	$10.75
G Class	$839,604,735	77,975,917	$10.77
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.24 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$106,440,207
Dividends	498,588
106,938,795

Expenses:
Management fees	7,490,149
Interest expenses	1,763,776
Distribution and service fees:
A Class	206,913
C Class	62,722
R Class	136,137
Trustees' fees and expenses	155,622
9,815,319
Fees waived - G Class	(1,912,920)
7,902,399

Net investment income (loss)	99,036,396

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(68,220,351)
Forward foreign currency exchange contract transactions	277,692
Futures contract transactions	(2,184,214)
Swap agreement transactions	6,855,483
Foreign currency translation transactions	(2,756)
(63,274,146)

Change in net unrealized appreciation (depreciation) on:
Investments	112,801,720
Forward foreign currency exchange contracts	(42,955)
Futures contracts	(91,290)
Swap agreements	133,981
Translation of assets and liabilities in foreign currencies	(21)
112,801,435

Net realized and unrealized gain (loss)	49,527,289

Net Increase (Decrease) in Net Assets Resulting from Operations	$148,563,685

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$99,036,396	$100,604,875
Net realized gain (loss)	(63,274,146)	(61,687,221)
Change in net unrealized appreciation (depreciation)	112,801,435	(57,529,065)
Net increase (decrease) in net assets resulting from operations	148,563,685	(18,611,411)

Distributions to Shareholders
From earnings:
Investor Class	(14,068,425)	(32,661,972)
I Class	(2,554,118)	(10,151,175)
Y Class	(1,934,564)	(2,942,993)
A Class	(1,571,453)	(3,764,452)
C Class	(73,923)	(282,588)
R Class	(432,578)	(1,162,121)
R5 Class	(3,089,632)	(8,412,520)
R6 Class	(11,108,301)	(21,505,245)
G Class	(24,240,174)	(45,146,367)
Decrease in net assets from distributions	(59,073,168)	(126,029,433)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(454,777,902)	(161,758,441)

Net increase (decrease) in net assets	(365,287,385)	(306,399,285)

Net Assets
Beginning of period	2,713,701,571	3,020,100,856
End of period	$2,348,414,186	$2,713,701,571

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 29% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
Y Class		0.0500% to 0.1100%	0.26%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%
R6 Class		0.0000% to 0.0600%	0.21%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.21%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $1,228,695,643, of which $839,314,704 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $1,660,504,130, of which $1,419,480,183 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,527,919	$47,884,512	3,625,729	$38,053,474
Issued in reinvestment of distributions	1,311,372	13,674,389	3,040,660	31,794,934
Redeemed	(13,509,367)	(142,089,220)	(16,737,285)	(175,502,402)
	(7,670,076)	(80,530,319)	(10,070,896)	(105,653,994)
I Class
Sold	2,407,766	25,240,643	5,640,400	58,536,392
Issued in reinvestment of distributions	211,089	2,199,020	831,781	8,688,837
Redeemed	(10,739,678)	(112,395,956)	(16,561,678)	(173,115,554)
	(8,120,823)	(84,956,293)	(10,089,497)	(105,890,325)
Y Class
Sold	1,853,540	19,437,821	2,951,357	30,685,278
Issued in reinvestment of distributions	176,809	1,842,091	272,514	2,843,883
Redeemed	(1,917,572)	(20,217,031)	(1,426,523)	(14,897,320)
	112,777	1,062,881	1,797,348	18,631,841
A Class
Sold	1,896,686	19,939,277	2,417,404	25,258,720
Issued in reinvestment of distributions	82,421	857,536	214,970	2,240,937
Redeemed	(3,527,291)	(37,028,681)	(3,814,454)	(39,872,647)
	(1,548,184)	(16,231,868)	(1,182,080)	(12,372,990)
C Class
Sold	50,761	529,812	183,342	1,935,800
Issued in reinvestment of distributions	5,435	56,417	19,625	204,319
Redeemed	(298,985)	(3,134,377)	(371,609)	(3,878,822)
	(242,789)	(2,548,148)	(168,642)	(1,738,703)
R Class
Sold	410,704	4,330,393	600,231	6,322,726
Issued in reinvestment of distributions	41,347	432,576	110,689	1,160,123
Redeemed	(857,079)	(9,024,237)	(1,081,427)	(11,361,141)
	(405,028)	(4,261,268)	(370,507)	(3,878,292)
R5 Class
Sold	2,300,055	24,254,616	4,058,789	42,544,854
Issued in reinvestment of distributions	272,418	2,838,348	749,906	7,828,058
Redeemed	(9,869,601)	(102,593,542)	(8,546,702)	(89,526,818)
	(7,297,128)	(75,500,578)	(3,738,007)	(39,153,906)
R6 Class
Sold	14,373,310	151,067,861	19,035,782	198,491,388
Issued in reinvestment of distributions	905,270	9,423,514	1,686,386	17,604,750
Redeemed	(19,629,405)	(206,217,821)	(20,099,828)	(209,344,968)
	(4,350,825)	(45,726,446)	622,340	6,751,170
G Class
Sold	7,139,996	75,823,332	10,890,565	114,520,453
Issued in reinvestment of distributions	2,326,260	24,240,174	4,322,867	45,146,367
Redeemed	(23,411,156)	(246,149,369)	(7,520,432)	(78,120,062)
	(13,944,900)	(146,085,863)	7,693,000	81,546,758
Net increase (decrease)	(43,466,976)	$(454,777,902)	(15,506,941)	$(161,758,441)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,981,850,438	—
Collateralized Mortgage Obligations	—	103,258,797	—
U.S. Government Agency Mortgage-Backed Securities	—	70,262,704	—
Convertible Preferred Securities	—	41,868,367	—
Collateralized Loan Obligations	—	35,531,238	—
Corporate Bonds	—	30,620,092	—
Commercial Mortgage-Backed Securities	—	27,170,267	—
Exchange-Traded Funds	$23,169,933	—	—
Asset-Backed Securities	—	20,107,906	—
Preferred Securities	—	6,077,915	—
Short-Term Investments	81,373	85,989,650	—
	$23,251,306	$2,402,737,374	—
Other Financial Instruments
Futures Contracts	$898,970	—	—
Swap Agreements	—	$34,582,412	—
	$898,970	$34,582,412	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$3,193,275	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $8,031,596.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $271,713,975 futures contracts purchased and $20,571,852 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $455,491,667.

Value of Derivative Instruments as of March 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$16,468	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	743,059	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	—	Swap agreements	$3,104,305
		$759,527		$3,104,305
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$277,692	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(42,955)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(2,184,214)	Change in net unrealized appreciation (depreciation) on futures contracts	(91,290)
Other Contracts	Net realized gain (loss) on swap agreement transactions	6,855,483	Change in net unrealized appreciation (depreciation) on swap agreements	133,981
		$4,948,961		$(264)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$59,073,168	$126,029,433
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$2,577,971,023
Gross tax appreciation of investments	$19,591,327
Gross tax depreciation of investments	(171,573,670)
Net tax appreciation (depreciation) of investments	(151,982,343)
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	31,381,821
Net tax appreciation (depreciation)	$(120,600,522)
Other book-to-tax adjustments	$(491,354)
Undistributed ordinary income	$50,260,772
Accumulated short-term capital losses	$(49,623,165)
Accumulated long-term capital losses	$(129,901,159)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$10.38	0.39	0.23	0.62	(0.23)	$10.77	6.02%	0.54%	0.54%	3.70%	3.70%	49%	$644,846
2024	$10.90	0.36	(0.42)	(0.06)	(0.46)	$10.38	(0.53)%	0.54%	0.54%	3.37%	3.37%	22%	$700,959
2023	$12.53	0.66	(1.52)	(0.86)	(0.77)	$10.90	(6.76)%	0.51%	0.51%	5.72%	5.72%	18%	$846,252
2022	$12.49	0.68	(0.06)	0.62	(0.58)	$12.53	4.89%	0.46%	0.46%	5.30%	5.30%	30%	$1,053,464
2021	$11.63	0.17	0.84	1.01	(0.15)	$12.49	8.70%	0.47%	0.47%	1.46%	1.46%	22%	$965,896
I Class
2025	$10.36	0.42	0.22	0.64	(0.24)	$10.76	6.23%	0.44%	0.44%	3.80%	3.80%	49%	$95,424
2024	$10.89	0.38	(0.44)	(0.06)	(0.47)	$10.36	(0.52)%	0.44%	0.44%	3.47%	3.47%	22%	$176,098
2023	$12.51	0.70	(1.54)	(0.84)	(0.78)	$10.89	(6.59)%	0.41%	0.41%	5.82%	5.82%	18%	$294,877
2022	$12.48	0.69	(0.07)	0.62	(0.59)	$12.51	4.92%	0.36%	0.36%	5.40%	5.40%	30%	$497,514
2021	$11.61	0.20	0.83	1.03	(0.16)	$12.48	8.91%	0.37%	0.37%	1.56%	1.56%	22%	$380,580
Y Class
2025	$10.37	0.40	0.24	0.64	(0.25)	$10.76	6.23%	0.34%	0.34%	3.90%	3.90%	49%	$82,893
2024	$10.89	0.37	(0.41)	(0.04)	(0.48)	$10.37	(0.33)%	0.34%	0.34%	3.57%	3.57%	22%	$78,707
2023	$12.52	0.65	(1.49)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$63,121
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$63,634
2021	$11.62	0.21	0.82	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$52,784
A Class
2025	$10.34	0.36	0.23	0.59	(0.20)	$10.73	5.77%	0.79%	0.79%	3.45%	3.45%	49%	$74,481
2024	$10.87	0.33	(0.43)	(0.10)	(0.43)	$10.34	(0.88)%	0.79%	0.79%	3.12%	3.12%	22%	$87,787
2023	$12.49	0.62	(1.50)	(0.88)	(0.74)	$10.87	(6.93)%	0.76%	0.76%	5.47%	5.47%	18%	$105,092
2022	$12.46	0.66	(0.09)	0.57	(0.54)	$12.49	4.55%	0.71%	0.71%	5.05%	5.05%	30%	$130,021
2021	$11.59	0.14	0.85	0.99	(0.12)	$12.46	8.55%	0.72%	0.72%	1.21%	1.21%	22%	$155,704
C Class
2025	$10.32	0.29	0.22	0.51	(0.14)	$10.69	4.95%	1.54%	1.54%	2.70%	2.70%	49%	$5,103
2024	$10.84	0.25	(0.42)	(0.17)	(0.35)	$10.32	(1.54)%	1.54%	1.54%	2.37%	2.37%	22%	$7,429
2023	$12.46	0.56	(1.52)	(0.96)	(0.66)	$10.84	(7.66)%	1.51%	1.51%	4.72%	4.72%	18%	$9,635
2022	$12.43	0.54	(0.06)	0.48	(0.45)	$12.46	3.77%	1.46%	1.46%	4.30%	4.30%	30%	$12,996
2021	$11.60	0.05	0.84	0.89	(0.06)	$12.43	7.73%	1.47%	1.47%	0.46%	0.46%	22%	$7,698

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$10.39	0.34	0.23	0.57	(0.17)	$10.79	5.57%	1.04%	1.04%	3.20%	3.20%	49%	$25,866
2024	$10.92	0.30	(0.42)	(0.12)	(0.41)	$10.39	(1.12)%	1.04%	1.04%	2.87%	2.87%	22%	$29,132
2023	$12.55	0.59	(1.51)	(0.92)	(0.71)	$10.92	(7.21)%	1.01%	1.01%	5.22%	5.22%	18%	$34,651
2022	$12.51	0.61	(0.06)	0.55	(0.51)	$12.55	4.35%	0.96%	0.96%	4.80%	4.80%	30%	$41,155
2021	$11.65	0.11	0.84	0.95	(0.09)	$12.51	8.20%	0.97%	0.97%	0.96%	0.96%	22%	$28,398
R5 Class
2025	$10.37	0.41	0.23	0.64	(0.25)	$10.76	6.23%	0.34%	0.34%	3.90%	3.90%	49%	$88,116
2024	$10.89	0.38	(0.42)	(0.04)	(0.48)	$10.37	(0.33)%	0.34%	0.34%	3.57%	3.57%	22%	$160,541
2023	$12.52	0.69	(1.53)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$209,404
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$293,867
2021	$11.62	0.20	0.83	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$305,728
R6 Class
2025	$10.36	0.42	0.22	0.64	(0.25)	$10.75	6.29%	0.29%	0.29%	3.95%	3.95%	49%	$492,081
2024	$10.89	0.38	(0.42)	(0.04)	(0.49)	$10.36	(0.37)%	0.29%	0.29%	3.62%	3.62%	22%	$519,268
2023	$12.51	0.66	(1.48)	(0.82)	(0.80)	$10.89	(6.45)%	0.26%	0.26%	5.97%	5.97%	18%	$538,834
2022	$12.48	0.71	(0.07)	0.64	(0.61)	$12.51	5.07%	0.21%	0.21%	5.55%	5.55%	30%	$554,324
2021	$11.61	0.21	0.84	1.05	(0.18)	$12.48	9.08%	0.22%	0.22%	1.71%	1.71%	22%	$454,592
G Class
2025	$10.38	0.44	0.22	0.66	(0.27)	$10.77	6.51%	0.08%	0.29%	4.16%	3.95%	49%	$839,605
2024	$10.90	0.39	(0.40)	(0.01)	(0.51)	$10.38	(0.07)%	0.08%	0.29%	3.83%	3.62%	22%	$953,780
2023	$12.53	0.69	(1.50)	(0.81)	(0.82)	$10.90	(6.33)%	0.05%	0.26%	6.18%	5.97%	18%	$918,235
2022	$12.49	0.74	(0.07)	0.67	(0.63)	$12.53	5.37%	0.01%	0.21%	5.75%	5.55%	30%	$899,091
2021	$11.63	0.26	0.80	1.06	(0.20)	$12.49	9.20%	0.01%	0.22%	1.92%	1.71%	22%	$968,646

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Inflation-Adjusted Bond Fund and the Board of Trustees of American Century Government Income Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Inflation-Adjusted Bond Fund (the “Fund”), one of the funds constituting the American Century Government Income Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92277 2505

Annual Financial Statements and Other Information

March 31, 2025

Short-Term Government Fund
Investor Class (TWUSX)
I Class (ASGHX)
A Class (TWAVX)
C Class (TWACX)
R Class (TWARX)
R5 Class (TWUOX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 57.4%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	$1,844,775	$1,846,584
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	410,816	423,090
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	496,760	475,956
U.S. Treasury Notes, 5.00%, 9/30/25	6,100,000	6,122,649
U.S. Treasury Notes, 4.50%, 7/15/26	6,000,000	6,038,320
U.S. Treasury Notes, 3.75%, 8/31/26	15,000,000	14,956,055
U.S. Treasury Notes, 3.50%, 9/30/26	3,600,000	3,576,586
U.S. Treasury Notes, 4.125%, 10/31/26	1,000,000	1,002,637
U.S. Treasury Notes, 4.375%, 12/15/26(1)	1,000,000	1,007,168
U.S. Treasury Notes, 4.625%, 6/15/27	4,000,000	4,062,031
U.S. Treasury Notes, 3.375%, 9/15/27	25,500,000	25,200,176
U.S. Treasury Notes, 4.125%, 11/15/27	4,000,000	4,023,437
U.S. Treasury Notes, 4.00%, 12/15/27	17,800,000	17,854,234
U.S. Treasury Notes, 4.25%, 1/15/28	5,700,000	5,754,105
U.S. Treasury Notes, 4.25%, 2/15/28	21,300,000	21,512,168
U.S. Treasury Notes, 3.875%, 3/15/28	6,575,000	6,574,229
TOTAL U.S. TREASURY SECURITIES (Cost $119,832,532)		120,429,425
COLLATERALIZED MORTGAGE OBLIGATIONS — 28.0%
FHLMC, Series 3114, Class FT, VRN, 4.81%, (30-day average SOFR plus 0.46%), 9/15/30	72,832	72,579
FHLMC, Series 3200, Class FP, VRN, 4.66%, (30-day average SOFR plus 0.31%), 8/15/36	305,224	300,989
FHLMC, Series 3206, Class FE, VRN, 4.86%, (30-day average SOFR plus 0.51%), 8/15/36	126,560	125,195
FHLMC, Series 3231, Class FA, VRN, 4.86%, (30-day average SOFR plus 0.51%), 10/15/36	128,989	128,236
FHLMC, Series 3301, Class FA, VRN, 4.76%, (30-day average SOFR plus 0.41%), 8/15/35	127,962	126,834
FHLMC, Series 3380, Class FP, VRN, 4.81%, (30-day average SOFR plus 0.46%), 11/15/36	154,129	153,250
FHLMC, Series 3508, Class PF, VRN, 5.31%, (30-day average SOFR plus 0.96%), 2/15/39	51,873	52,027
FHLMC, Series 3587, Class FB, VRN, 5.24%, (30-day average SOFR plus 0.89%), 2/15/36	157,669	158,368
FHLMC, Series 5490, Class LF, VRN, 5.44%, (30-day average SOFR plus 1.10%), 1/25/55	4,067,907	4,071,003
FHLMC, Series K048, Class A2, SEQ, VRN, 3.28%, 6/25/25	264,970	263,916
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	1,052,746	1,046,925
FHLMC, Series K058, Class A2, SEQ, 2.65%, 8/25/26	1,948,000	1,904,500
FHLMC, Series K058, Class AM, SEQ, VRN, 2.72%, 8/25/26	2,000,000	1,954,013
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	2,107,000	2,072,267
FHLMC, Series K059, Class AM, SEQ, VRN, 3.17%, 9/25/26	2,500,000	2,456,927
FHLMC, Series K063, Class A2, VRN, 3.43%, 1/25/27	2,000,000	1,971,050
FHLMC, Series K063, Class AM, SEQ, VRN, 3.51%, 1/25/27	3,000,000	2,956,266
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	1,471,000	1,443,658
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	2,136,000	2,094,878
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	944,159	924,074
FHLMC, Series K069, Class A2, SEQ, VRN, 3.19%, 9/25/27	3,087,276	3,012,112
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	3,900,000	3,807,580
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	2,064,000	2,016,367
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	5,410,941	5,360,165
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	1,792,468	1,749,090
FHLMC, Series K739, Class A1, SEQ, 0.52%, 11/25/26	688,370	684,070
FHLMC, Series K739, Class A2, SEQ, 1.34%, 9/25/27	2,300,000	2,162,101
FHLMC, Series KC02, Class A2, SEQ, 3.37%, 7/25/25	691,959	688,871
FHLMC, Series KC06, Class A2, SEQ, 2.54%, 8/25/26	2,118,531	2,069,026
FHLMC, Series KC07, Class A7, SEQ, 2.51%, 10/25/26	1,870,783	1,819,506
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	467,846	461,931
2

	Principal Amount/Shares	Value
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	$145,635	$144,578
FHLMC, Series KJ33, Class A2, SEQ, 1.57%, 7/25/32	1,212,192	1,140,745
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	2,736,000	2,723,666
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	1,812,398	1,771,192
FNMA, Series 2006-11, Class FA, VRN, 4.75%, (30-day average SOFR plus 0.41%), 3/25/36	105,301	104,509
FNMA, Series 2006-60, Class KF, VRN, 4.75%, (30-day average SOFR plus 0.41%), 7/25/36	340,546	337,855
FNMA, Series 2006-72, Class TE, VRN, 4.75%, (30-day average SOFR plus 0.41%), 8/25/36	154,170	152,586
FNMA, Series 2009-33, Class FB, VRN, 5.27%, (30-day average SOFR plus 0.93%), 3/25/37	189,102	190,208
FNMA, Series 2009-89, Class FD, VRN, 5.05%, (30-day average SOFR plus 0.71%), 5/25/36	92,307	92,361
FNMA, Series 2024-M6, Class A2, VRN, 2.91%, 7/25/27	2,211,000	2,153,761
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,722,738	1,677,202
GNMA, Series 2010-14, Class QF, VRN, 4.88%, (1-month SOFR plus 0.56%), 2/16/40	218,827	218,133
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,648,359)		58,814,570
U.S. GOVERNMENT AGENCY SECURITIES — 3.8%
FHLB, 0.96%, 3/5/26	2,500,000	2,428,300
FHLB, 4.00%, 10/9/26	2,500,000	2,501,279
FHLB, 4.625%, 11/17/26	2,000,000	2,019,935
FHLB, 4.125%, 1/15/27	1,000,000	1,004,684
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,929,902)		7,954,198
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FNMA, VRN, 6.90%, (1-year RFUCC plus 1.74%), 5/1/42	539,270	559,944
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	45,537	44,549
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	44,784	43,775
		648,268
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.3%
FNMA, 2.47%, 7/1/26	3,200,000	3,127,520
FNMA, 3.17%, 1/1/27	1,500,000	1,474,472
FNMA, 3.63%, 8/1/28	2,326,329	2,261,632
FNMA, 7.00%, 5/1/32	31,081	32,455
FNMA, 7.00%, 5/1/32	3,469	3,622
FNMA, 7.00%, 6/1/32	35,144	36,707
FNMA, 7.00%, 8/1/32	1,706	1,781
		6,938,189
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,580,474)		7,586,457
ASSET-BACKED SECURITIES — 3.0%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.01%, (1-month SOFR plus 0.69%), 11/25/71	616,732	612,933
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.13%, (1-month SOFR plus 0.81%), 1/25/72	592,092	589,965
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.02%, (30-day average SOFR plus 0.68%), 11/25/70(2)	857,215	848,109
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 5.13%, (1-month SOFR plus 0.81%), 3/25/61	135,117	131,894
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 8/25/61	572,889	553,182
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	199,230	169,576
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.04%, (3-month SOFR plus 0.71%), 8/23/36(2)	783,345	780,530
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	309,115	279,612
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 9/25/61	715,624	713,725
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 10/25/61	1,142,107	1,123,892
3

	Principal Amount/Shares	Value
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.98%, (30-day average SOFR plus 0.64%), 5/25/70(2)	$566,917	$560,266
TOTAL ASSET-BACKED SECURITIES (Cost $6,323,987)		6,363,684
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	496,233	493,040
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	118,669	118,195
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	204,045	203,407
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	425,411	422,655
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,199,543)		1,237,297
CORPORATE BONDS — 0.1%
Consumer Finance — 0.1%
Ulani MSN 35940 LLC, 2.23%, 5/16/25 (Cost $108,960)	109,167	108,788
SHORT-TERM INVESTMENTS — 6.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	34,989	34,989
Repurchase Agreements — 5.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $1,183,667), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $1,160,920)		1,160,781
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $10,373,432), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $10,171,235)		10,170,000
		11,330,781
Treasury Bills(3) — 0.9%
U.S. Treasury Bills, 4.14%, 3/19/26	$2,000,000	1,924,516
TOTAL SHORT-TERM INVESTMENTS (Cost $13,288,330)		13,290,286
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $214,912,087)		215,784,705
OTHER ASSETS AND LIABILITIES — (2.8)%		(5,912,537)
TOTAL NET ASSETS — 100.0%		$209,872,168

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	89	June 2025	$18,438,297	$26,967
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	12	June 2025	$1,297,875	$(4,708)
^Amount represents value and unrealized appreciation (depreciation).

4

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $292,079.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,638,093, which represented 1.3% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $214,912,087)	$215,784,705
Receivable for capital shares sold	841,701
Interest receivable	945,277
217,571,683

Liabilities
Payable for investments purchased	7,441,507
Payable for capital shares redeemed	159,134
Payable for variation margin on futures contracts	320
Accrued management fees	86,569
Distribution and service fees payable	3,031
Dividends payable	8,954
7,699,515

Net Assets	$209,872,168

Net Assets Consist of:
Capital paid in	$223,778,552
Distributable earnings (loss)	(13,906,384)
$209,872,168

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$130,702,282	14,309,875	$9.13
I Class	$43,946,721	4,814,261	$9.13
A Class	$5,173,331	566,043	$9.14
C Class	$1,632,443	181,864	$8.98
R Class	$1,526,040	167,577	$9.11
R5 Class	$26,891,351	2,942,294	$9.14
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.35 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$9,083,685

Expenses:
Management fees	991,620
Distribution and service fees:
A Class	14,042
C Class	10,620
R Class	9,156
Trustees' fees and expenses	12,113
Other expenses	512
1,038,063

Net investment income (loss)	8,045,622

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,121,439
Futures contract transactions	(392,334)
729,105

Change in net unrealized appreciation (depreciation) on:
Investments	1,002,493
Futures contracts	68,320
1,070,813

Net realized and unrealized gain (loss)	1,799,918

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,845,540

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$8,045,622	$8,218,834
Net realized gain (loss)	729,105	(5,342,444)
Change in net unrealized appreciation (depreciation)	1,070,813	899,093
Net increase (decrease) in net assets resulting from operations	9,845,540	3,775,483

Distributions to Shareholders
From earnings:
Investor Class	(5,117,107)	(5,393,544)
I Class	(1,782,336)	(1,830,247)
A Class	(211,236)	(205,368)
C Class	(31,614)	(61,729)
R Class	(64,376)	(89,536)
R5 Class	(846,554)	(635,828)
Decrease in net assets from distributions	(8,053,223)	(8,216,252)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	20,745,301	(150,237,819)

Net increase (decrease) in net assets	22,537,618	(154,678,588)

Net Assets
Beginning of period	187,334,550	342,013,138
End of period	$209,872,168	$187,334,550

See Notes to Financial Statements.
8

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
9

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.
10

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $568,759,885, all of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $556,266,263, of which $549,240,266 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,308,465	$21,002,079	1,412,233	$12,846,194
Issued in reinvestment of distributions	547,668	4,979,218	577,664	5,240,713
Redeemed	(2,946,884)	(26,778,982)	(2,667,069)	(24,221,972)
	(90,751)	(797,685)	(677,172)	(6,135,065)
I Class
Sold	3,571,534	32,528,283	2,780,213	25,215,378
Issued in reinvestment of distributions	195,984	1,782,336	201,353	1,830,211
Redeemed	(2,672,654)	(24,314,162)	(18,269,122)	(167,520,893)
	1,094,864	9,996,457	(15,287,556)	(140,475,304)
A Class
Sold	95,604	870,513	279,357	2,541,838
Issued in reinvestment of distributions	23,168	210,757	22,578	204,977
Redeemed	(180,458)	(1,639,061)	(284,031)	(2,580,394)
	(61,686)	(557,791)	17,904	166,421
C Class
Sold	117,871	1,058,424	136,634	1,238,403
Issued in reinvestment of distributions	3,535	31,603	6,781	60,430
Redeemed	(30,599)	(273,378)	(297,090)	(2,655,809)
	90,807	816,649	(153,675)	(1,356,976)
R Class
Sold	123,011	1,118,390	50,670	460,043
Issued in reinvestment of distributions	7,059	63,971	9,787	88,562
Redeemed	(189,169)	(1,712,883)	(201,520)	(1,823,850)
	(59,099)	(530,522)	(141,063)	(1,275,245)
R5 Class
Sold	3,315,957	30,059,467	2,509,075	22,798,330
Issued in reinvestment of distributions	92,927	846,475	69,790	633,423
Redeemed	(2,097,637)	(19,087,749)	(2,708,530)	(24,593,403)
	1,311,247	11,818,193	(129,665)	(1,161,650)
Net increase (decrease)	2,285,382	$20,745,301	(16,371,227)	$(150,237,819)
11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$120,429,425	—
Collateralized Mortgage Obligations	—	58,814,570	—
U.S. Government Agency Securities	—	7,954,198	—
U.S. Government Agency Mortgage-Backed Securities	—	7,586,457	—
Asset-Backed Securities	—	6,363,684	—
Commercial Mortgage-Backed Securities	—	1,237,297	—
Corporate Bonds	—	108,788	—
Short-Term Investments	$34,989	13,255,297	—
	$34,989	$215,749,716	—
Other Financial Instruments
Futures Contracts	$26,967	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,708	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $21,769,949 futures contracts purchased and $1,684,800 futures contracts sold.

The value of interest rate risk derivative instruments as of March 31, 2025, is disclosed on the Statement of Assets and Liabilities as a liability of $320 in payable for variation margin on futures contracts.* For the year ended March 31, 2025, the effect of interest rate risk derivative instruments on the Statement of Operations was $(392,334) in net realized gain (loss) on futures contract transactions and $68,320 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.
12

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$8,053,223	$8,216,252
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$215,060,526
Gross tax appreciation of investments	$941,383
Gross tax depreciation of investments	(217,204)
Net tax appreciation (depreciation) of investments	724,179
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$724,179
Other book-to-tax adjustments	$(95,142)
Undistributed ordinary income	$67,890
Accumulated short-term capital losses	$(8,375,411)
Accumulated long-term capital losses	$(6,227,900)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$9.05	0.36	0.08	0.44	(0.36)	—	(0.36)	$9.13	4.99%	0.54%	3.99%	298%	$130,702
2024	$9.23	0.37	(0.18)	0.19	(0.37)	—	(0.37)	$9.05	2.11%	0.55%	4.01%	310%	$130,365
2023	$9.45	0.19	(0.21)	(0.02)	(0.20)	—	(0.20)	$9.23	(0.18)%	0.55%	2.09%	238%	$139,180
2022	$9.81	0.04	(0.30)	(0.26)	(0.04)	(0.06)	(0.10)	$9.45	(2.61)%	0.54%	0.40%	229%	$152,845
2021	$9.75	0.03	0.08	0.11	(0.05)	—	(0.05)	$9.81	1.09%	0.55%	0.27%	162%	$197,813
I Class
2025	$9.05	0.37	0.08	0.45	(0.37)	—	(0.37)	$9.13	5.10%	0.44%	4.09%	298%	$43,947
2024	$9.23	0.37	(0.17)	0.20	(0.38)	—	(0.38)	$9.05	2.21%	0.45%	4.11%	310%	$33,653
2023	$9.44	0.21	(0.21)	—	(0.21)	—	(0.21)	$9.23	0.02%	0.45%	2.19%	238%	$175,341
2022	$9.80	0.05	(0.30)	(0.25)	(0.05)	(0.06)	(0.11)	$9.44	(2.51)%	0.44%	0.50%	229%	$18,367
2021	$9.75	0.03	0.08	0.11	(0.06)	—	(0.06)	$9.80	1.09%	0.45%	0.37%	162%	$36,987
A Class
2025	$9.06	0.34	0.08	0.42	(0.34)	—	(0.34)	$9.14	4.73%	0.79%	3.74%	298%	$5,173
2024	$9.24	0.34	(0.17)	0.17	(0.35)	—	(0.35)	$9.06	1.86%	0.80%	3.76%	310%	$5,686
2023	$9.46	0.17	(0.21)	(0.04)	(0.18)	—	(0.18)	$9.24	(0.43)%	0.80%	1.84%	238%	$5,633
2022	$9.81	0.01	(0.29)	(0.28)	(0.01)	(0.06)	(0.07)	$9.46	(2.78)%	0.79%	0.15%	229%	$6,795
2021	$9.76	—(3)	0.07	0.07	(0.02)	—	(0.02)	$9.81	0.75%	0.80%	0.02%	162%	$10,876
C Class
2025	$8.90	0.27	0.08	0.35	(0.27)	—	(0.27)	$8.98	3.97%	1.54%	2.99%	298%	$1,632
2024	$9.06	0.27	(0.17)	0.10	(0.26)	—	(0.26)	$8.90	1.17%	1.55%	3.01%	310%	$810
2023	$9.17	0.09	(0.20)	(0.11)	—	—	—	$9.06	(1.20)%	1.55%	1.09%	238%	$2,218
2022	$9.58	(0.06)	(0.29)	(0.35)	—(3)	(0.06)	(0.06)	$9.17	(3.62)%	1.54%	(0.60)%	229%	$2,591
2021	$9.57	(0.07)	0.08	0.01	—(3)	—	—(3)	$9.58	0.11%	1.55%	(0.73)%	162%	$2,335
R Class
2025	$9.03	0.32	0.08	0.40	(0.32)	—	(0.32)	$9.11	4.47%	1.04%	3.49%	298%	$1,526
2024	$9.20	0.32	(0.17)	0.15	(0.32)	—	(0.32)	$9.03	1.71%	1.05%	3.51%	310%	$2,046
2023	$9.40	0.15	(0.22)	(0.07)	(0.13)	—	(0.13)	$9.20	(0.74)%	1.05%	1.59%	238%	$3,385
2022	$9.76	(0.01)	(0.29)	(0.30)	—(3)	(0.06)	(0.06)	$9.40	(3.04)%	1.04%	(0.10)%	229%	$3,090
2021	$9.72	(0.03)	0.08	0.05	(0.01)	—	(0.01)	$9.76	0.52%	1.05%	(0.23)%	162%	$3,172

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2025	$9.06	0.38	0.08	0.46	(0.38)	—	(0.38)	$9.14	5.20%	0.34%	4.19%	298%	$26,891
2024	$9.23	0.38	(0.16)	0.22	(0.39)	—	(0.39)	$9.06	2.43%	0.35%	4.21%	310%	$14,774
2023	$9.45	0.20	(0.20)	—	(0.22)	—	(0.22)	$9.23	0.01%	0.35%	2.29%	238%	$16,257
2022	$9.81	0.06	(0.30)	(0.24)	(0.06)	(0.06)	(0.12)	$9.45	(2.41)%	0.34%	0.60%	229%	$31,501
2021	$9.75	0.05	0.08	0.13	(0.07)	—	(0.07)	$9.81	1.29%	0.35%	0.47%	162%	$24,972

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Short-Term Government Fund and the Board of Trustees of American Century Government Income Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short-Term Government Fund (the “Fund”), one of the funds constituting the American Century Government Income Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92278 2505

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	May 30, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	May 30, 2025